STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

August 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,861,182)	3.63	5/20/2033	1,695,699		1,932,751

Long-Term Municipal Investments - 98.9%
Alabama - 3.9%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2026	1,000,000		1,134,725
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000		3,552,332
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	1,000,000	[a]	1,161,646
Black Belt Energy Gas District, Revenue Bonds, Refunding	4.00	12/1/2031	1,300,000	[a]	1,623,011
The Birmingham Water Works Board, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,260,000	[b]	4,024,886
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	3,500,000	[a]	3,988,680
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000		2,608,652
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	3,745,000	[a]	4,094,018
				22,187,950
Arizona - 1.3%
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	5,000,000		5,649,324
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000		1,929,912
				7,579,236
Arkansas - .6%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000		1,883,167
University of Arkansas, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2036	1,585,000		1,792,135
				3,675,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
California - 4.2%
California, GO	5.00	10/1/2030	2,500,000	3,218,742
California, GO	5.00	11/1/2031	1,500,000	2,024,503
California, GO, Refunding	5.00	4/1/2033	4,645,000	6,021,416
California, GO, Refunding	5.00	8/1/2030	2,500,000	3,035,848
California Housing Finance, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,491,121	1,766,888
California Public Works Board, Revenue Bonds, Refunding, Ser. H	5.00	12/1/2026	1,355,000	1,555,871
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	1,000,000	[c] 1,147,839
Sacramento Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	7/1/2023	5,065,000	[d] 5,021,927
				23,793,034
Colorado - 4.2%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	2,500,000	[a] 3,078,480
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,269,473
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2030	1,750,000	2,311,997
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2026	15,640,000	17,374,531
				24,034,481
Connecticut - 1.8%
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2026	2,500,000	2,945,733
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2032	5,500,000	6,243,719
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2032	1,000,000	1,202,612
				10,392,064
District of Columbia - 1.3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	3,000,000	3,291,041
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,500,000	4,370,991
				7,662,032

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Florida - 6.5%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000		2,440,713
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2027	5,000,000		6,201,159
Central Florida Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	7/1/2035	1,500,000		2,011,324
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2025	5,500,000		6,328,841
Florida Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2024	1,480,000		1,693,043
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2030	1,250,000		1,470,085
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,260,000		1,515,291
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2036	1,700,000		2,044,332
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2024	2,500,000		2,849,098
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.75	10/1/2023	1,500,000	[b]	1,672,757
Orange County Convention Center, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,275,000		3,940,771
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000		2,173,253
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000		2,973,870
				37,314,537
Georgia - 2.4%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2031	2,000,000		2,324,146
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,350,000		1,631,136
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000		3,000,642
Main Street Natural Gas, Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000		3,243,629
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.81	9/1/2023	2,500,000	[a,e]	2,512,708

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Georgia - 2.4% (continued)
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.00	7/1/2027	1,000,000	1,161,927
				13,874,188
Hawaii - .7%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	2,025,925
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,886,123
				3,912,048
Illinois - 10.6%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	3,111,587
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	1,200,000	1,417,204
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2027	2,000,000	2,448,053
Chicago O'Hare International Airport, Revenue Bonds (Customer Facility Charge)	5.50	1/1/2026	3,300,000	3,512,122
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	3,530,000	3,751,604
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	4,000,000	4,578,118
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	3,000,000	3,536,114
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,000,000	1,095,097
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2030	2,060,000	2,244,499
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	3,275,000	4,019,672
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,600,000	3,262,076
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2028	1,205,000	1,416,615
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,471,440
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	1,110,000	1,346,173

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Illinois - 10.6% (continued)
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2028	2,270,000	2,712,222
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	3,375,332
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	2,000,000	2,298,605
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	3,513,959
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,269,116
University of Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2032	3,655,000	4,055,452
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. A	5.00	4/1/2026	4,595,000	4,930,070
				60,365,130
Indiana - 3.1%
Indiana Finance Authority, Revenue Bonds, Refunding (Butler University Project) Ser. B	5.00	2/1/2030	1,400,000	1,425,326
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	4.00	10/1/2036	1,250,000	1,552,185
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	4.00	10/1/2035	1,500,000	1,869,809
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	1,500,000	1,616,561
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,000,000	3,600,917
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2028	2,440,000	2,752,084
Whiting, Revenue Bonds (BP Products North America Project)	5.00	11/1/2024	4,000,000	[a] 4,602,493
				17,419,375
Iowa - .9%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co.)	3.13	12/1/2022	840,000	856,477

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Iowa - .9% (continued)
Iowa Finance Authority, Revenue Bonds, Refunding (Unitypoint Health) Ser. E	5.00	8/15/2032	2,280,000		2,718,241
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000		613,967
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	1,000,000	[a]	1,202,669
				5,391,354
Kentucky - 1.8%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,255,000	[a]	1,366,068
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,500,000	[a]	1,723,493
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	5,500,000	[a]	6,088,106
Louisville County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. C	5.00	10/1/2026	1,000,000	[a]	1,219,503
				10,397,170
Louisiana - .7%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000		2,730,398
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	1,057,416
				3,787,814
Maryland - 2.6%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	2,350,000	[a]	2,859,496
Maryland Stadium Authority, Revenue Bonds	5.00	5/1/2037	3,090,000		3,840,211
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2024	2,490,000		2,805,717
Prince George's County, GO, Ser. A	5.00	7/15/2031	4,355,000		5,557,622
				15,063,046
Massachusetts - 3.7%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000		4,226,710
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2034	2,630,000		3,166,123

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Massachusetts - 3.7% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.00	7/1/2022	5,445,000	5,660,980
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2026	1,500,000	1,757,417
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,000,000	2,173,503
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,500,000	4,409,533
				21,394,266
Michigan - 5.4%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	6,000,792
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Obligated Group)	5.00	8/15/2030	3,870,000	4,228,555
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Obligated Group)	5.00	8/1/2025	3,180,000	3,614,521
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000	1,132,899
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2023	5,000,000	5,431,829
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2034	2,000,000	2,495,416
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	5,510,980
Utica Community Schools, GO, Refunding (School Building & Site Project) (Insured; Qualified School Bond Loan Fund)	5.00	5/1/2032	940,000	1,210,371
Utica Community Schools, GO, Refunding (School Building & Site Project) (Insured; Qualified School Bond Loan Fund)	5.00	5/1/2031	1,000,000	1,291,004
				30,916,367

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Missouri - 2.9%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	4,302,204
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2025	3,500,000	4,093,136
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2028	1,300,000	1,556,427
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2026	1,000,000	1,204,452
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2032	1,550,000	1,715,805
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,817,743
				16,689,767
Nebraska - 1.6%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	1,000,000	1,188,097
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit)	5.00	1/1/2029	4,750,000	5,435,440
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit)	5.00	1/1/2030	2,250,000	2,574,623
				9,198,160
Nevada - .2%
Las Vegas Valley Water District, GO, Refunding, Ser. D	5.00	6/1/2028	500,000	640,744
Reno, Revenue Bonds, Refunding	5.00	6/1/2035	500,000	597,603
				1,238,347
New Jersey - 5.4%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2030	1,000,000	1,238,259
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000	2,407,102

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 5.4% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000	1,643,904
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000	4,691,939
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000	2,938,629
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	2,400,000	2,751,589
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2026	1,425,000	1,721,948
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	1,000,000	1,203,904
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	1,250,000	1,574,417
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2033	3,070,000	4,002,100
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,885,279
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,689,692
				30,748,762
New York - 5.4%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	945,000	1,008,085
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2022	1,555,000	1,644,443
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2031	2,135,000	2,634,058
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	1,365,000	1,637,594
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2032	1,500,000	1,908,213
New York City, GO, Refunding, Ser. A1	5.00	8/1/2031	1,000,000	1,321,790
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,663,119
New York City, GO, Ser. B1	5.00	12/1/2031	3,750,000	4,587,459

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 5.4% (continued)
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,510,071
New York City, GO, Ser. F1	4.00	3/1/2038	1,000,000	1,201,787
New York City Health & Hospitals Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2028	1,000,000	1,266,223
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2030	1,000,000	1,281,160
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2032	3,000,000	3,354,740
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,118,856
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,629,362
				30,766,960
North Carolina - .6%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000	1,826,466
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	1,000,000	[a] 1,297,067
				3,123,533
Ohio - 2.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,957,029
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health Systems Obligated Group) Ser. A	5.00	1/1/2031	1,250,000	1,570,901
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	2,121,910
Sycamore Community School District, GO, Refunding	4.00	12/1/2030	4,115,000	5,055,870
				12,705,710
Oregon - 1.3%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2033	500,000	658,940
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,976,435

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Oregon - 1.3% (continued)
Portland, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000		3,947,299
				7,582,674
Pennsylvania - 8.0%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	2,500,000		3,107,536
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.44	9/1/2022	4,000,000	[a,e]	3,995,120
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,000,000	[a]	1,090,885
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000		1,256,307
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2025	1,700,000		2,009,435
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,750,000		1,754,278
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2029	3,405,000		4,272,933
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2030	1,595,000		1,942,795
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000		2,991,276
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2032	1,200,000		1,493,647
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	3,250,000		3,898,252
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2031	1,650,000		1,955,424
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,080,000		4,103,638
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000		1,221,552
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,500,000		2,009,766
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,095,000		1,349,721

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 8.0% (continued)
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000	1,779,188
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,523,340
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	3,001,278
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	10,000	[b] 12,229
				45,768,600
South Carolina - 1.1%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,502,913
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	1,216,721
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2025	2,320,000	2,664,572
				6,384,206
Tennessee - 1.5%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding (Ballard Health Obligated Group)	5.00	7/1/2032	2,500,000	2,710,623
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,000,000	[a] 2,267,710
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,805,434
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,783,859
				8,567,626
Texas - 4.4%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000	1,722,224
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2032	1,350,000	1,564,861
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,817,717
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	2,770,000	3,098,619

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Texas - 4.4% (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	2,325,000	2,600,722
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2024	1,000,000	1,143,756
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corporation Project)	5.00	5/15/2032	2,000,000	2,569,235
New Hope Cultural Educational Facilities Finance Corp., Revenue Bonds, Refunding (Children's Health System Project) Ser. A	5.00	8/15/2029	1,750,000	2,173,459
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	5,000,000	5,733,366
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. A	5.00	11/15/2031	1,400,000	1,677,332
				25,101,291
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2036	4,400,000	4,964,837
Utah - 1.1%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	6,058,044
Virginia - 1.4%
Richmond Public Utility, Revenue Bonds, Refunding	5.00	1/15/2031	4,095,000	4,898,923
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	2,900,000	2,945,740
				7,844,663
Washington - 2.8%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Green Bond) Ser. S1	5.00	11/1/2031	1,250,000	1,524,138
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	8,369,649
Port of Seattle, Revenue Bonds	5.00	4/1/2028	2,500,000	3,133,760
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,634,779

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Washington - 2.8% (continued)
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	996,537	1,171,060
				15,833,386
Wisconsin - 2.4%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2059	1,400,000	1,570,264
Public Finance Authority, Revenue Bonds (KU Campus Development Project)	5.00	3/1/2036	4,500,000	5,292,283
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children's Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	2,263,668
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2033	2,250,000	2,543,561
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Unitypoint Health) Ser. A	5.00	12/1/2028	1,890,000	2,164,918
				13,834,694
Total Long-Term Municipal Investments (cost $524,001,085)			565,570,654
Total Investments (cost $525,862,267)			99.2%	567,503,405
Cash and Receivables (Net)			0.8%	4,597,419
Net Assets			100.0%	572,100,824

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, these securities were valued at $1,147,839 or .2% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,932,751	-	1,932,751
Municipal Securities	-	565,570,654	-	565,570,654

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2021, accumulated net unrealized appreciation on investments was $41,641,138, consisting of $41,758,648 gross unrealized appreciation and $117,510 gross unrealized depreciation.

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.